Indebtedness (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Indebtedness
Schedule of mortgage indebtedness

	September 30, 2014	December 31, 2013
Face amount of mortgage loans	$1,497,868	$917,532
Premiums, net	3,698	1,082

Carrying value of mortgage loans	$1,501,566	$918,614

	2013	2012
Fixed-Rate Debt:
Mortgages, including $1,082 and $1,591 premiums, respectively. Weighted average interest and maturity of 5.87% and 4.0 years at December 31, 2013. Weighted average interest and maturity of 5.89% and 4.8 years at December 31, 2012.	$918,614	$926,159

Scheduled principal repayments on indebtedness

2014	$229,211
2015	33,824
2016	302,477
2017	47,641
2018	8,148
Thereafter	296,231

Total principal maturities	917,532
Net unamortized debt premium	1,082

Total mortgages	$918,614

Schedule of cash paid for interest in each period, net of any amounts capitalized

	For the Year Ended December 31,
	2013	2012	2011
Cash paid for interest	$56,073	$58,753	$56,088

Schedule of fair values of the financial instruments and the related discount rate assumptions

	September 30, 2014	December 31, 2013
Fair value of fixed-rate mortgages	$1,568,426	$981,631
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.29%	3.06%

	2013	2012
Fair value of fixed-rate mortgages	$981,631	$1,014,405
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.06%	3.33%